Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Annual Principal Payments [Abstract]
Twelve month period ending June 30, 2023	$ 59,620
Twelve month period ending June 30, 2024	40,624
Twelve month period ending June 30, 2025	38,938
Twelve month period ending June 30, 2026	73,383
Thereafter	38,375
Total	$ 250,940	$ 218,551